INITIAL PUBLIC OFFERING (Details) - $ / shares		7 Months Ended
	Sep. 09, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued		11,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	11,500,000
Share price	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	0.33
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	1,500,000